Derivative Warrants	12 Months Ended
Dec. 31, 2025
Derivative Warrant Liabilities [Abstract]
Derivative Warrants
20.
Derivative warrants

	December 31, 2025	December 31, 2024
Balance, beginning of year	26	4,400
Change in fair value recognized in profit or loss	(26)	(4,374)
Balance, end of year	—	26

On August 18, 2025, the 50,000 remaining 2020 series A warrants expired. These warrants were issued in 2020 as part of a registered equity offering. As at December 31, 2025, there were no derivative warrants outstanding.

On September 18, 2024, an additional 9.8 million warrants expired. These warrants were issued in 2021 as part of a series of registered equity offerings.

On January 20, 2024, the 50,000 remaining unsecured convertible note warrants expired. The unsecured convertible notes warrants were issued in 2020 as part of the Company’s debt restructuring transactions. A total of 1.45 million derivative warrants were issued in such transactions, of which 1.4 million were exercised during the year ended December 31, 2020.